Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

415-315-6330

F 415-315-6350

December 2, 2011

Colleen Bathen Meyer T +1 415 315 6366 F +1 415 315 4819 colleen.meyer@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HighMark Funds (the “Trust”) (File Nos. 033-12608 and 811-05059)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the forms of the prospectuses and statement of additional information related to HighMark Balanced Fund, HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund, HighMark Equity Income Fund, HighMark Geneva Mid Cap Growth Fund, HighMark Geneva Small Cap Growth Fund, HighMark International Opportunities Fund, HighMark Large Cap Core Equity Fund, HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund, HighMark NYSE Arca Tech 100 Index Fund, HighMark Small Cap Core Fund, HighMark Value Momentum Fund, HighMark Bond Fund, HighMark California Intermediate Tax-Free Bond Fund, HighMark National Intermediate Tax-Free Bond Fund, HighMark Short Term Bond Fund, HighMark Wisconsin Tax-Exempt Fund, HighMark Tactical Growth & Income Allocation Fund, HighMark Tactical Capital Growth Allocation Fund, HighMark 100% U.S. Treasury Money Market Fund, HighMark California Tax-Free Money Market Fund, HighMark Diversified Money Market Fund, HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund, each a series of the Trust, dated December 1, 2011, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 74 to the Trust’s Registration Statement under the Securities Act and Amendment No. 76 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 74/76”), as filed electronically with the Securities and Exchange Commission on November 22, 2011. Amendment No. 74/76 became effective on November 30, 2011.

Please do not hesitate to contact the undersigned (415-315-6366) with any comments or questions you might have.

Very truly yours,

/s/ Colleen B. Meyer

Colleen B. Meyer